Note 18 - Income Taxes - Provision (Recovery) for Income Taxes from the Expected Provision at the Statutory Rates (Details) - USD ($) $ in Thousands	12 Months Ended
	Jan. 31, 2021	Jan. 31, 2020	Jan. 31, 2019
Income before income taxes	$ 70,369	$ 48,033	$ 39,510
Combined basic Canadian statutory rates	26.50%	26.50%	26.50%
Income tax expense based on the above rates	$ 18,648	$ 12,729	$ 10,470
Permanent differences including amortization of intangible assets	875	(673)	(133)
Effect of differences between Canadian and foreign tax rates	(600)	(274)	(172)
Effect of rate changes on current year timing differences	(1,063)	(609)	(245)
Adjustments relating to previous periods	(1,034)	94	(973)
Increase (decrease) in accruals for uncertain tax positions	1,289	(1,042)	(515)
Valuation allowance	254	692	(344)
Stock based compensation	100	352	231
Other, including foreign exchange	(200)	(231)	(86)
Income tax expense	$ 18,269	$ 11,038	$ 8,233